SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 9.1%
	United States Treasury Inflation Protected Security, 0.875% due 1/15/2029	$ 52,906,146	$ 55,685,787
	United States Treasury Note, 2.50% due 5/31/2020	7,000,000	7,030,543
	United States Treasury Notes Inflationary Index,
	0.125% due 4/15/2020	18,065,606	17,873,377
	0.25% due 1/15/2025	5,933,070	5,939,142
	0.375% due 7/15/2027	65,678,160	66,271,319
	United States Treasury Notes,
	1.375% due 5/31/2020 - 8/31/2020	36,075,000	35,863,763
	1.50% due 5/15/2020	30,000,000	29,868,165
	1.625% due 12/31/2019 - 2/15/2026	107,200,000	106,294,401
	2.00% due 11/15/2026	51,855,000	52,247,558
	2.25% due 11/15/2025 - 11/15/2027	78,390,000	80,262,536
	2.625% due 2/15/2029	39,000,000	41,127,329
	Total U.S. Treasury Securities (Cost $481,768,278)		498,463,920
	U.S. Government Agencies — 1.1%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	7,523,978	7,445,410
[a]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	5,578,219	5,525,230
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	1.70% due 12/20/2022	3,640,000	3,601,701
[a]	2.46% due 12/15/2025	4,875,000	4,928,431
[a,b]	2.947% (LIBOR 3 Month + 0.35%) due 4/15/2025	6,216,000	6,235,774
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	1.87% due 1/15/2026	5,025,263	4,973,895
[a]	2.06% due 1/15/2026	1,050,000	1,049,406
[a]	2.512% due 1/15/2026	4,550,000	4,596,960
	Small Business Administration,
	Series 2011-20G Class 1, 3.74% due 7/1/2031	5,950,671	6,219,235
	Series 2011-20K Class 1, 2.87% due 11/1/2031	6,453,504	6,595,333
[c,d,e]	U.S. Department of Transportation, 6.001% due 12/7/2031	3,000,000	3,249,300
[a,b]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 2.763% (LIBOR 3 Month + 0.43%) due 6/26/2024	5,200,495	5,204,699
	Total U.S. Government Agencies (Cost $59,832,732)		59,625,374
	Other Government — 0.7%
	Carpintero Finance Ltd. (Guaranty: Export Credits Guarantee Department),
[a,f]	2.004% due 9/18/2024	5,374,550	5,361,837
[a,f]	2.581% due 11/11/2024	7,753,192	7,857,168
[a,f]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	3,808,824	3,661,423
[a]	North American Development Bank, 4.375% due 2/11/2020	15,500,000	15,685,226
[a,b,f]	Seven & Seven Ltd. (Guaranty: Export-Import Bank of Korea), 3.683% (LIBOR 6 Month + 1.00%) due 9/11/2019	3,418,500	3,423,519
	Total Other Government (Cost $36,053,348)		35,989,173
	Mortgage Backed — 16.4%
	Angel Oak Mortgage Trust LLC, CMO,
[f,g]	Series 2017-1 Class A2, 3.085% due 1/25/2047	1,349,852	1,345,946
[f,g]	Series 2017-3 Class A1, 2.708% due 11/25/2047	3,794,726	3,749,738
[f,g]	Series 2018-1 Class A1, 3.258% due 4/27/2048	6,117,154	6,185,819
[f,g]	Series 2018-2 Class A1, 3.674% due 7/27/2048	6,414,305	6,529,467
[f,g]	Arroyo Mortgage Trust, CMO Series 2019-2 Class A1, 3.347% due 4/25/2049	9,803,997	9,911,069
[b,f]	Bayview Commercial Asset Trust CMO, Series 2004-3 Class A2, 3.034% (LIBOR 1 Month + 0.63%) due 1/25/2035	1,585,837	1,566,058
[f]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	8,394,871	8,462,838
[g]	CHL Mortgage Pass-Through Trust CMO, Series 2004-HYB2 Class 1A, 5.116% due 7/20/2034	56,030	57,029
[f,g]	CIM Trust CMO, Series 18-INV1, 4.00% due 8/25/2048	7,788,683	7,970,700
[f,g]	Citigroup Mortgage Loan Trust CMO, Series 2014-A Class A, 4.00% due 1/25/2035	1,655,640	1,704,523
[g]	Citigroup Mortgage Loan Trust, Inc. CMO, Series 2004-HYB2 Class B1, 4.961% due 3/25/2034	108,235	95,277
[f,g]	Credit Suisse Mortgage Trust CMO, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	13,451,319	13,657,338
[b,f]	DBUBS Mortgage Trust CMO, Series 2011-LC2A Class A1FL, 3.763% (LIBOR 1 Month + 1.35%) due 7/12/2044	1,722,640	1,731,387
[f]	FDIC Trust CMO, Series 2013-R1 Class A, 1.15% due 3/25/2033	865,263	858,398
	Federal Home Loan Mtg Corp. CMO REMIC, Series 3195 Class PD, 6.50% due 7/15/2036	579,600	651,442
[g,h]	Federal Home Loan Mtg Corp. Multifamily Structured Pass Through Certificates IO, Series K008 Class X1, 1.658% due 6/25/2020	29,883,461	313,418
	Federal Home Loan Mtg Corp. Multifamily Structured Pass Through Certificates,
[g]	Series K031 Class A2, 3.30% due 4/25/2023	9,203,000	9,596,725

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series K039 Class A1, 2.683% due 12/25/2023	$ 4,219,427	$ 4,266,950
[g]	Series K719 Class A2, 2.731% due 6/25/2022	6,355,000	6,452,582
	Series K722 Class A2, 2.406% due 3/25/2023	4,800,000	4,843,570
	Series K725 Class A1, 2.666% due 5/25/2023	7,166,358	7,243,486
	Federal Home Loan Mtg Corp.,
	Pool D98887, 3.50% due 1/1/2032	2,827,531	2,937,231
	Pool G16710, 3.00% due 11/1/2030	788,404	806,562
	Pool J17504, 3.00% due 12/1/2026	1,063,825	1,088,991
	Pool T65457, 3.00% due 1/1/2048	28,295,674	28,370,440
	Federal Home Loan Mtg Corp., CMO,
	Series 2682 Class JG, 4.50% due 10/15/2023	288,792	296,710
	Series 3291 Class BY, 4.50% due 3/15/2022	156,413	158,140
	Series 3504 Class PC, 4.00% due 1/15/2039	19,314	19,465
	Series 3838 Class GV, 4.00% due 3/15/2024	5,201,634	5,377,842
	Series 3919 Class VB, 4.00% due 8/15/2024	2,764,222	2,869,993
	Series 3922 Class PQ, 2.00% due 4/15/2041	896,404	887,442
	Series 4050 Class MV, 3.50% due 8/15/2023	1,666,445	1,706,577
	Series 4079 Class WV, 3.50% due 3/15/2027	2,239,310	2,322,329
	Series 4097 Class TE, 1.75% due 5/15/2039	3,186,844	3,132,071
	Series 4120 Class TC, 1.50% due 10/15/2027	1,928,852	1,880,644
	Series K038 Class A1, 2.604% due 10/25/2023	8,107,157	8,193,270
	Series K716 Class A1, 2.413% due 1/25/2021	1,948,219	1,949,130
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through,
	Series K030 Class A1, 2.779% due 9/25/2022	2,581,017	2,606,829
	Series K717 Class A2, 2.991% due 9/25/2021	4,700,000	4,768,278
	Federal Home Loan Mtg Corp., REMIC, Series 4072 Class VA, 3.50% due 10/15/2023	1,303,248	1,336,005
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer CMO,
[e]	Series 2017-3 Class HA, 3.00% due 7/25/2056	17,381,040	17,839,082
[e]	Series 2017-4 Class HT, 3.00% due 6/25/2057	14,955,539	15,416,589
[e]	Series 2018-1 Class HA, 2.50% due 5/25/2057	10,324,096	10,353,875
[g]	Series 2018-2 Class HA, 3.00% due 11/25/2057	24,708,231	24,850,766
	Series 2018-3 Class HA, 3.00% due 8/25/2057	26,176,251	26,320,844
	Series 2018-4 Class HA, 3.00% due 3/25/2058	21,238,107	21,344,325
	Series 2019-1 Class MA, 3.50% due 7/25/2058	20,050,857	20,730,188
	Series 2019-2 Class MA, 3.50% due 8/25/2058	20,463,364	21,219,763
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	5,770,341	5,993,764
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	48,632,252	48,556,255
	Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	4,862,692	4,916,885
	Federal National Mtg Assoc. CMO REMIC,
	Series 2005-48 Class AR, 5.50% due 2/25/2035	20,563	20,645
	Series 2007-42 Class PA, 5.50% due 4/25/2037	132,852	137,222
	Series 2012-129 Class LA, 3.50% due 12/25/2042	6,197,685	6,466,903
	Federal National Mtg Assoc.,
	Pool 469616, 3.50% due 11/1/2021	3,561,534	3,671,911
	Pool 897936, 5.50% due 8/1/2021	115,678	118,285
	Pool AB7997, 2.50% due 2/1/2023	1,780,277	1,793,022
	Pool AB8442, 2.00% due 2/1/2028	19,057,039	18,916,255
	Pool AE0160, 4.416% due 6/1/2020	4,444,676	4,470,309
	Pool AE0704, 4.00% due 1/1/2026	4,162,401	4,349,437
	Pool AK6518, 3.00% due 3/1/2027	1,381,496	1,413,370
	Pool AL9612, 3.50% due 11/1/2043	6,937,730	7,180,699
	Pool AS4916, 3.00% due 5/1/2030	884,179	904,026
	Pool AS9733, 4.00% due 6/1/2047	27,756,447	29,530,520
	Pool AS9749, 4.00% due 6/1/2047	18,284,850	19,064,986
	Pool BM5490, 3.50% due 11/1/2031	9,266,479	9,591,163
	Pool CA0200, 3.00% due 8/1/2032	17,146,644	17,574,403
	Pool MA1278, 2.50% due 12/1/2022	2,459,636	2,477,245
	Pool MA1585, 2.00% due 9/1/2023	3,688,104	3,684,758
	Pool MA2815, 3.00% due 11/1/2026	2,590,978	2,649,138
	Pool MA3465, 4.00% due 9/1/2038	20,463,531	21,374,991
	Pool MA3681, 3.00% due 6/1/2034	17,321,189	17,666,697
	Federal National Mtg Assoc., CMO,
[g]	Series 2009-17 Class AH, 0.642% due 3/25/2039	560,679	477,937
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	17,175	17,342

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series 2009-70 Class NK, 4.50% due 8/25/2019	$ 2	$ 2
	Series 2012-36 Class CV, 4.00% due 6/25/2023	1,453,953	1,487,085
[b]	Series 2013-81 Class FW, 2.704% (LIBOR 1 Month + 0.30%) due 1/25/2043	8,329,687	8,257,914
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,975,125	18,320,619
[i]	Federal National Mtg Assoc., Whole Loan Securities Trust CMO, Pool AL94445, 3.00% due 7/1/2031	53,267,757	54,596,633
[f,g]	Flagstar Mortgage Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	9,643,867	9,667,096
[d,f,g]	FWD Securitization Trust CMO, Class A1, 2.93% due 7/25/2049	7,500,000	7,499,411
[f,g]	Galton Funding Mortgage Trust CMO, Series 2018-1 Class A43, 3.50% due 11/25/2057	3,295,345	3,322,116
[e,f]	GCAT 2019-NQM1 LLC CMO, Series 2019-NQM1 Class A1, 2.985% due 2/25/2059	20,157,118	20,258,210
	Government National Mtg Assoc. CMO, Series 2009-68 Class DP, 4.50% due 11/16/2038	179,003	184,421
	Government National Mtg Assoc.,
[g]	Pool 731491, 5.189% due 12/20/2060	858,492	872,811
[g]	Pool 751388, 5.304% due 1/20/2061	1,328,614	1,340,526
	Pool 783299, 4.50% due 2/15/2022	19,301	19,361
[b]	Pool MA0100, 3.625% (H15T1Y + 1.50%) due 5/20/2042	574,869	594,966
[f,g]	Homeward Opportunities Fund I Trust CMO, Series 2018-1 Class A1, 3.766% due 6/25/2048	7,548,252	7,737,905
[f,g]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.454% due 1/25/2059	17,329,187	17,503,335
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[f,g]	Series 2017-2 Class A6, 3.00% due 5/25/2047	16,307,498	16,345,825
[f,g]	Series 2017-6 Class A5, 3.50% due 12/25/2048	18,659,856	18,974,037
[f,g]	Mello Mortgage Capital Acceptance CMO, Series 2018-MTG1 Class A3, 3.50% due 5/25/2048	11,796,403	11,965,262
[g]	Merrill Lynch Mortgage Investors Trust CMO, Series 2004-A4 Class M1, 4.349% due 8/25/2034	357,359	320,645
[f,g]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	5,080,034	5,281,466
	Mortgage-Linked Amortizing Notes CMO, Series 2012-1 Class A10, 2.06% due 1/15/2022	350,996	350,865
	New Residential Mortgage Loan Trust CMO,
[f,g]	Series 2017-2A Class A3, 4.00% due 3/25/2057	7,913,667	8,258,467
[f,g]	Series 2017-3A Class A1, 4.00% due 4/25/2057	10,062,736	10,461,148
[b,f]	Series 2017-5A Class A1, 3.904% (LIBOR 1 Month + 1.50%) due 6/25/2057	1,067,968	1,088,285
[f,g]	Series 2018-2A Class A1, 4.50% due 2/25/2058	11,635,275	12,209,484
[f,g]	Series 2018-NQM1 3.986% due 11/25/2048	18,619,914	18,976,450
[f,g]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	7,072,708	7,240,986
[f,g]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-4A Class A1, 4.00% due 5/25/2057	12,696,861	13,242,282
	RAMP Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	940,297	961,292
[e]	Seasoned Credit Risk Transfer Trust Series CMO, Series 2017-1 Class HA, 3.00% due 1/25/2056	9,800,204	9,810,791
	Sequoia Mortgage Trust CMO,
[f,g]	Series 2017-4 Class A4, 3.50% due 7/25/2047	3,481,350	3,536,835
[f,g]	Series 2017-5 Class A4, 3.50% due 8/25/2047	8,711,888	8,861,628
[f,g]	Shellpoint Asset Funding Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	4,810,590	4,941,837
[g]	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs CMO, Series 2003-9A Class 2A2, 4.533% due 3/25/2033	955,197	958,830
	Verus Securitization Trust CMO,
[f,g]	Series 2017-2A Class A1, 2.485% due 7/25/2047	7,703,237	7,637,275
[f,g]	Series 2018-2 Class A1, 3.677% due 6/1/2058	9,751,295	9,962,214
[f,g]	Series 2018-3 Class A1, 4.108% due 10/25/2058	10,271,155	10,541,544
	Total Mortgage Backed (Cost $881,185,707)		892,585,168
	Asset Backed Securities — 16.2%
	Advance Receivables — 0.2%
[f]	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2018-T1 Class A, 3.62% due 10/17/2050	9,507,000	9,641,613
			9,641,613
	Asset-Backed - Finance & Insurance — 2.4%
[f]	Conn’s Receivables Funding LLC, Series 2019-A Class A, 3.40% due 10/16/2023	8,135,410	8,164,983
[d,f,i]	ExteNet, LLC Series 2019-1A Class A2, 3.204% due 7/26/2049	9,855,000	9,855,000
[f]	Freed ABS Trust, Series 2019-1 Class-A, 3.42% due 6/18/2026	5,150,336	5,168,377
[f]	Meltel Land Funding, LLC Series 2019-1A, 3.768% due 4/15/2049	9,400,000	9,627,549
[d,f,g]	Nationstar Hecm Loan Trust, Series 2019-1A Class A, 2.651% due 6/25/2029	13,375,000	13,374,992
[f]	SCF Equipment Leasing, Series 2019-1A Class A1, 3.04% due 3/20/2023	10,589,287	10,636,034
[f]	Sierra Timeshare Receivables Funding, LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	4,258,819	4,356,639
	Sofi Consumer Loan Program Trust,
[f]	Series 2018-1 Class A2, 3.14% due 2/25/2027	450,000	453,832
[f]	Series 2019-3 Class A, 2.90% due 5/25/2028	24,500,000	24,622,877
[f]	SpringCastle Funding Series 2019-AA Class A, 3.20% due 5/27/2036	30,644,779	30,858,000
[f]	Upstart Securitization Trust, Series 2019-1 Class B, 4.19% due 4/20/2026	14,850,000	15,017,034
			132,135,317

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Auto Receivables — 1.6%
	American Credit Acceptance Receivables Trust,
[f]	Series 2016-4 Class C, 2.91% due 2/13/2023	$ 856,884	$ 856,675
[f]	Series 2018-3 Class B, 3.49% due 6/13/2022	3,815,000	3,833,178
[f]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-2A Class A, 2.63% due 12/20/2021	6,000,000	6,015,771
[f]	Chesapeake Funding II, LLC, Series 2016-1A Class A1, 2.11% due 3/15/2028	944,829	944,355
[f]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71% due 5/15/2023	1,404,869	1,404,861
[f]	CPS Auto Receivables Trust, Series 2019-1 Class B, 3.58% due 12/16/2024	11,800,000	11,961,917
[f]	Enterprise Fleet Financing, LLC, Series 2017-1 Class A2, 2.13% due 7/20/2022	1,847,875	1,844,777
	Foursight Capital Automobile Receivables Trust,
[f]	Series 2016-1 Class A2, 2.87% due 10/15/2021	3,070,265	3,071,764
[f]	Series 2019-1 Class A2, 2.58% due 3/15/2023	8,900,000	8,905,262
	GLS Auto Receivables Trust,
[f]	Series 2018-2A Class A, 3.25% due 4/18/2022	3,560,793	3,570,500
[f]	Series 2018-3A Class A, 3.35% due 8/15/2022	5,663,938	5,694,439
[f]	Series 2019-1A Class A, 3.37% due 1/17/2023	11,851,523	11,914,755
	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	1,812,414	1,811,469
[b,f]	Hertz Fleet Lease Funding LP, Series 2016-1 Class A1, 3.512% (LIBOR 1 Month + 1.10%) due 4/10/2030	3,032,112	3,032,776
[a,b,f]	OSCAR US Funding Trust VII, LLC, Series 2017-2A Class A2B, 3.062% (LIBOR 1 Month + 0.65%) due 11/10/2020	796,609	796,761
[f]	OSCAR US Funding Trust, Series 2016-2A Class A3, 2.73% due 12/15/2020	2,200,692	2,200,732
[f]	Tesla Auto Lease Trust, Series B, 3.71% due 8/20/2021	5,845,466	5,931,676
[f]	U.S. Auto Funding LLC, Series 2019-1A Class A, 3.61% due 4/15/2022	9,766,894	9,838,077
[f]	Veros Automobile Receivables Trust, Series 2017-1 Class A, 2.84% due 4/17/2023	885,872	885,301
			84,515,046
	Commercial MTG Trust — 0.5%
[f]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	3,796,609	3,832,608
[j]	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	10,327,552	10,289,723
[f,g]	Wells Fargo Commercial Mortgage Trust, Series 2013-120B Class A, 2.80% due 3/18/2028	15,000,000	15,009,684
			29,132,015
	Commercial Services — 0.3%
[a,b,f]	Korea Expressway Corp., 3.292% (LIBOR 3 Month + 0.70%) due 4/20/2020	15,000,000	15,039,000
			15,039,000
	Other Asset Backed — 8.0%
	Appalachian Consumer Rate Relief Funding, LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	6,923,929	6,900,394
	Avant Loans Funding Trust,
[f]	Series 2018-A Class A, 3.09% due 6/15/2021	2,004,195	2,004,082
[f]	Series 2019-A Class A, 3.48% due 7/15/2022	11,569,257	11,618,878
[f]	AXIS Equipment Finance Receivables VI, LLC, Series 2018-2A Class A2, 3.89% due 7/20/2022	5,250,000	5,302,830
[f,g]	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	3,263,130	3,302,687
[f]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96% due 6/20/2023	2,788,381	2,802,408
[f]	BRE Grand Islander Timeshare Issuer, LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	3,423,450	3,446,797
	Consumer Loan Underlying Bond Credit Trust,
[f]	Series 2018-P2 Class A, 3.47% due 10/15/2025	5,043,876	5,069,629
[f]	Series 2018-P3 Class A, 3.82% due 1/15/2026	5,397,246	5,450,817
[f]	Credit Suisse ABS Trust, Series 2018-LD1 Class A, 3.42% due 7/25/2024	1,757,587	1,758,549
	Dell Equipment Finance Trust,
[f]	Series 2017-2 Class A2A, 1.97% due 2/24/2020	140,241	140,203
[f]	Series 2018-1 Class A2A, 2.97% due 10/22/2020	5,073,095	5,086,248
[f]	Diamond Resorts Owner Trust, Series 2018-1 Class A, 3.70% due 1/21/2031	9,862,038	9,981,618
[a,f]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	4,556,666	4,692,721
[f]	Engs Commercial Finance Trust, Series 2018-1A Class A1, 2.97% due 2/22/2021	3,148,292	3,153,798
	Entergy New Orleans Storm Recovery Funding I, LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	9,153,050	9,222,082
	Foundation Finance Trust,
[f]	Series 2017-1A Class A, 3.30% due 7/15/2033	4,026,709	4,043,900
[f]	Series 2019-1A Class A, 3.86% due 11/15/2034	14,093,042	14,364,964
[a,f]	Global SC Finance IV Ltd., Series 2017-1A Class A, 3.85% due 4/15/2037	6,748,605	6,931,072
	HERO Funding Trust,
[f]	Series 2015-1A Class A, 3.84% due 9/21/2040	7,718,541	7,998,927
[f]	Series 2017-2A Class A1, 3.28% due 9/20/2048	1,442,532	1,458,119
	Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2014-ELL Class A1, 1.66% due 2/1/2022	1,061,855	1,061,196
	Nationstar HECM Loan Trust,
[d,f,g]	Series 2018-1A Class A, 2.76% due 2/25/2028	3,613,109	3,595,044
[f,g]	Series 2018-2A Class A, 3.188% due 7/25/2028	2,718,725	2,725,695

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[b,f]	Navient Private Education Loan Trust, Series 2015-AA Class A2B, 3.594% (LIBOR 1 Month + 1.20%) due 12/15/2028	$ 4,030,231	$ 4,067,760
[b]	Navient Student Loan Trust, Series 2014-1 Class A3, 2.94% (LIBOR 1 Month + 0.51%) due 6/25/2031	8,755,385	8,655,969
[b,f]	Nelnet Student Loan Trust, Series 2013-1A Class A, 3.004% (LIBOR 1 Month + 0.60%) due 6/25/2041	5,894,354	5,836,330
[b,c,d]	Northwind Holdings, LLC, Series 2007-1A Class A1, 3.30% (LIBOR 3 Month + 0.78%) due 12/1/2037	962,500	947,100
	Ocwen Master Advance Receivables Trust,
[f]	Series 2018-T1 Class AT1, 3.301% due 8/15/2049	5,800,000	5,803,069
[f]	Series 2018-T2 Class AT2, 3.598% due 8/15/2050	3,000,000	3,031,169
[f]	Oportun Funding VI, LLC, Series 2017-A Class A, 3.23% due 6/8/2023	5,500,000	5,500,287
[f]	Oportun Funding VII, LLC, Series 2017-B Class A, 3.22% due 10/10/2023	7,500,000	7,553,064
[b,f]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1, 2.954% (LIBOR 1 Month + 0.55%) due 5/25/2057	1,585,234	1,567,360
	PFS Financing Corp.,
[f]	Series 2016-BA Class A, 1.87% due 10/15/2021	5,610,000	5,598,657
[b,f]	Series 2017-BA Class A1, 2.994% (LIBOR 1 Month + 0.60%) due 7/15/2022	16,900,000	16,933,323
[f]	Series 2017-D Class A, 2.40% due 10/17/2022	10,000,000	10,009,251
[f]	Series 2018-B Class A, 2.89% due 2/15/2023	7,400,000	7,457,587
[f]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34% due 8/15/2022	9,400,000	9,424,589
	SBA Tower Trust,
[f]	2.877% due 7/15/2046	9,500,000	9,517,223
[f]	3.156% due 10/10/2045	23,975,000	24,012,343
[e,f]	Series 2014-1A Class C, 2.898% due 10/15/2044	17,900,000	17,899,767
[d,f]	Scala Funding Co., LLC, Series 2016-1 3.91% due 2/15/2021	2,000,000	1,972,000
[f]	SCF Equipment Leasing, LLC, Series 2018-1A Class A2, 3.63% due 10/20/2024	6,725,968	6,739,070
	Sierra Timeshare Receivables Funding, LLC,
[f]	Series 2015-1A Class A, 2.40% due 3/22/2032	1,298,326	1,294,565
[f]	Series 2015-2A Class A, 2.43% due 6/20/2032	925,385	923,596
[f]	Series 2015-3A Class A, 2.58% due 9/20/2032	2,554,880	2,552,139
[f]	SLM Private Education Loan Trust, Series 2011-B Class A2, 3.74% due 2/15/2029	18,771	18,774
[b,k]	SLM Student Loan Trust, Series 2013-6 Class A3, 3.054% (LIBOR 1 Month + 0.65%) due 6/25/2055	40,907,052	40,657,764
	Small Business Administration,
	Series 2001-20J Class 1, 5.76% due 10/1/2021	59,086	60,542
	Series 2008-20D Class 1, 5.37% due 4/1/2028	935,960	999,007
	Series 2009-20E Class 1, 4.43% due 5/1/2029	547,780	575,614
	Series 2009-20K Class 1, 4.09% due 11/1/2029	3,923,213	4,141,656
	Series 2011-20E Class 1, 3.79% due 5/1/2031	4,914,856	5,113,910
	Series 2011-20F Class 1, 3.67% due 6/1/2031	806,991	851,283
	Series 2011-20I Class 1, 2.85% due 9/1/2031	8,356,442	8,471,332
	Series 2012-20D Class 1, 2.67% due 4/1/2032	6,196,579	6,280,957
	Series 2012-20J Class 1, 2.18% due 10/1/2032	4,897,490	4,882,485
	Series 2012-20K Class 1, 2.09% due 11/1/2032	3,087,565	3,082,844
[b,f]	SMB Private Education Loan Trust, Series 2015-A Class A3, 3.894% (LIBOR 1 Month + 1.50%) due 2/17/2032	10,000,000	10,143,113
[f]	Social Professional Loan Program, LLC, Series 2014-B Class A2, 2.55% due 8/27/2029	243,516	242,358
[f]	Sofi Consumer Loan Program, LLC, Series 2017-3 Class A, 2.77% due 5/25/2026	1,498,510	1,500,602
[f]	SoFi Professional Loan Program, LLC, Series 2017-E Class A2B, 2.72% due 11/26/2040	6,000,000	5,990,576
[f]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472% due 5/20/2046	8,766,751	8,910,002
[f]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	4,301,271	4,292,326
	Towd Point Mortgage Trust,
[f,g]	Series 2016-5 Class A1, 2.50% due 10/25/2056	8,560,533	8,537,746
[f,g]	Series 2017-1 Class A1, 2.75% due 10/25/2056	4,701,053	4,713,051
[f,g]	Series 2018-2 Class A1, 3.25% due 3/25/2058	10,325,381	10,478,466
[f,g]	Series 2018-3 Class A1, 3.75% due 5/25/2058	6,850,159	7,080,891
[f,g]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	13,225,718	13,593,129
[b,f]	Volvo Financial Equipment Master Owner Trust, Series 2017-A Class A, 2.894% (LIBOR 1 Month + 0.50%) due 11/15/2022	3,350,000	3,359,676
[f]	Westgate Resorts, LLC, Series 2016-1A Class A, 3.50% due 12/20/2028	3,905,473	3,925,395
			437,312,375
	Residential MTG Trust — 0.9%
	Arroyo Mortgage Trust,
[f,g]	Series 2018-1 Class A1, 3.763% due 4/25/2048	12,412,490	12,651,179
[f,g]	Series 2019-1 Class A1, 3.805% due 1/25/2049	19,699,955	20,066,821
[f,g]	Finance of America Structured Securities Trust, Series 2018-HB1 Class A, 3.375% due 9/25/2028	8,405,573	8,424,079
	New Residential Mortgage Loan Trust,
[f,g]	Series 2017-6A Class A1, 4.00% due 8/27/2057	4,554,017	4,724,300
[f,g]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	5,388,178	5,583,669
			51,450,048

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Sovereign — 0.1%
[a,c]	Bermuda Government International Bond, 4.138% due 1/3/2023	$ 4,000,000	$ 4,161,250
			4,161,250
	Student Loan — 2.2%
[f]	Commonbond Student Loan Trust, Series 18-CGS, 3.87% due 2/25/2046	9,823,560	10,211,859
	Navient Private Education Refinance Loan Trust,
[f]	Series 2018-CA Class A1, 3.01% due 6/16/2042	3,288,004	3,308,811
[b,f]	Series 2019-D Class A2B, 3.417% (LIBOR 1 Month + 1.05%) due 12/15/2059	14,400,000	14,493,600
[b,f]	Navient Student Loan Trust, Series 2016-6A Class A2, 3.154% (LIBOR 1 Month + 0.75%) due 3/25/2066	12,047,380	12,091,486
	Nelnet Student Loan Trust,
[b,f]	Series 2015-2A Class A2, 3.004% (LIBOR 1 Month + 0.60%) due 9/25/2047	42,509,899	42,137,091
[b,f]	Series 2016-A Class A1A, 4.154% (LIBOR 1 Month + 1.75%) due 12/26/2040	6,761,839	6,725,237
	SLM Student Loan Trust,
[b,f]	Series 2011-A Class A3, 4.894% (LIBOR 1 Month + 2.50%) due 1/15/2043	8,383,107	8,458,057
[b,f]	Series 2013-B Class A2B, 3.494% (LIBOR 1 Month + 1.10%) due 6/17/2030	124,035	124,143
[b,f]	SMB Private Education Loan Trust, Series 2019-B Class A1, 2.79% (LIBOR 1 Month + 0.35%) due 7/15/2026	18,725,000	18,726,700
[b,f]	SoFi Professional Loan Program, LLC, Series 2014-B Class A1, 3.654% (LIBOR 1 Month + 1.25%) due 8/25/2032	793,229	795,460
			117,072,444
	Total Asset Backed Securities (Cost $875,479,492)		880,459,108
	Corporate Bonds — 43.7%
	Automobiles & Components — 2.3%
	Automobiles — 2.2%
[f]	BMW US Capital, LLC, 3.25% due 8/14/2020	3,892,200	3,927,113
[f]	Daimler Finance North America, LLC 3.40% due 2/22/2022	12,000,000	12,244,019
[f]	Daimler Finance North America, LLC, 3.75% due 11/5/2021	6,675,000	6,845,212
	Harley-Davidson Financial Services, Inc.
[f]	2.40% due 6/15/2020	9,827,000	9,794,676
[f]	Series CO, 4.05% due 2/4/2022	7,976,000	8,239,114
[f]	Hyundai Capital America, 3.95% due 2/1/2022	22,900,000	23,507,478
[a,f]	Hyundai Capital Services, Inc., 3.75% due 3/5/2023	7,000,000	7,203,096
	Nissan Motor Acceptance Corp.,
[b,f]	3.02% (LIBOR 3 Month + 0.69%) due 9/28/2022	2,453,000	2,437,551
[b,f]	3.247% (LIBOR 3 Month + 0.65%) due 7/13/2022	1,560,000	1,552,139
[a,i]	Toyota Motor Corp., 2.157% due 7/2/2022	11,740,000	11,738,331
	Toyota Motor Credit Corp.,
[b]	2.935% (LIBOR 3 Month + 0.40%) due 2/13/2020	20,090,000	20,094,890
[b]	3.129% (LIBOR 3 Month + 0.54%) due 1/8/2021	4,830,000	4,856,067
[f]	Volkswagen Group of America Finance LLC, 4.00% due 11/12/2021	4,500,000	4,644,610
	Trading Companies & Distributors — 0.1%
	Altitude Investments 12, LLC (Guaranty: Export-Import Bank of the United States), 2.454% due 12/9/2025	4,032,597	4,072,188
[a,f]	Mitsubishi UFJ Lease & Finance Co. Ltd., 3.406% due 2/28/2022	2,800,000	2,856,622
			124,013,106
	Banks — 2.6%
	Banks — 2.6%
[a,b,f]	ABN AMRO Bank N.V., 3.091% (LIBOR 3 Month + 0.57%) due 8/27/2021	6,800,000	6,825,024
[a,b,k]	Barclays Bank plc, 3.041% (LIBOR 3 Month + 0.46%) due 1/11/2021	7,000,000	6,994,898
[b]	Capital One NA/Mclean VA, 3.38% (LIBOR 3 Month + 0.82%) due 8/8/2022	28,150,000	28,251,251
[b]	Citizens Bank N.A./Providence RI, 3.28% (LIBOR 3 Month + 0.95%) due 3/29/2023	20,500,000	20,599,668
	First Tennessee Bank N.A., 2.95% due 12/1/2019	7,000,000	7,008,021
	Goldman Sachs Bank USA,
[b]	3.067% (SOFR + 0.60%) due 5/24/2021	2,825,000	2,827,797
	3.20% due 6/5/2020	5,000,000	5,042,600
	Santander Holdings USA, Inc.,
	3.40% due 1/18/2023	7,980,000	8,097,623
	4.45% due 12/3/2021	4,940,000	5,138,467
[f]	Sovereign Bank Lease Pass-Through Trust, 12.18% due 6/30/2020	1,621,919	1,750,862
[a,b]	Sumitomo Mitsui Banking Corp. (Guaranty: Sumitomo Mitsui Banking Corp/New York), 2.911% (LIBOR 3 Month + 0.31%) due 10/18/2019	15,000,000	15,011,257
[a]	Sumitomo Mitsui Banking Corp., 2.65% due 7/23/2020	10,600,000	10,639,741
[a]	Svenska Handelsbanken AB, 3.90% due 11/20/2023	16,750,000	17,747,509
	Zions Bancorp N.A., 3.35% due 3/4/2022	6,750,000	6,870,797

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
			142,805,515
	Capital Goods — 0.5%
	Industrial Conglomerates — 0.2%
[b]	General Electric Co. MTN, 3.41% (LIBOR 3 Month + 1.00%) due 3/15/2023	$ 2,625,000	$ 2,592,250
	Ingersoll-Rand Co. (Guaranty: Ingersoll-Rand plc), 6.391% due 11/15/2027	3,000,000	3,525,811
[a]	Pentair Finance Sarl, 4.50% due 7/1/2029	7,930,000	8,115,701
	Machinery — 0.3%
	Nvent Finance Sarl,
[a]	3.95% due 4/15/2023	7,980,000	8,091,833
[a]	4.55% due 4/15/2028	7,023,000	7,135,490
			29,461,085
	Commercial & Professional Services — 0.3%
	Commercial Services & Supplies — 0.1%
	Cintas Corp. No. 2, 2.90% due 4/1/2022	2,622,000	2,666,584
	Waste Management, Inc., 2.95% due 6/15/2024	4,925,000	5,076,565
	Leisure Products — 0.2%
	Mattel, Inc., 2.35% due 8/15/2021	9,915,000	9,567,975
			17,311,124
	Consumer Durables & Apparel — 0.5%
	Household Durables — 0.5%
	Tupperware Brands Corp. (Guaranty: Dart Industries, Inc.), 4.75% due 6/1/2021	24,246,000	24,901,459
			24,901,459
	Consumer Services — 0.1%
	Transportation Infrastructure — 0.1%
	Mexico City Airport Trust,
[a,f]	3.875% due 4/30/2028	2,439,000	2,363,025
[a,f]	4.25% due 10/31/2026	1,864,000	1,853,748
			4,216,773
	Diversified Financials — 7.9%
	Capital Markets — 2.0%
	Ares Capital Corp., 4.20% due 6/10/2024	10,710,000	10,838,799
[f]	Ares Finance Co., LLC, 4.00% due 10/8/2024	5,000,000	4,964,776
	DY8 Leasing, LLC (Guaranty: Export-Import Bank of the United States), 2.627% due 4/29/2026	2,989,584	3,039,483
	Export Leasing (2009), LLC (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	2,028,025	2,021,945
	FS KKR Capital Corp., 4.00% due 7/15/2019	12,000,000	12,002,208
[a]	Genpact Luxembourg Sarl, 3.70% due 4/1/2022	12,000,000	12,092,963
[f]	GTP Acquisition Partners I, LLC (Guaranty: American Tower Holding Sub II, LLC), 2.35% due 6/15/2045	10,000,000	9,967,159
	Legg Mason, Inc.,
	2.70% due 7/15/2019	1,660,000	1,659,979
	4.75% due 3/15/2026	5,000,000	5,354,746
	Main Street Capital Corp., 5.20% due 5/1/2024	8,193,677	8,584,497
	Sandalwood 2013, LLC (Guaranty: Export-Import Bank of the United States), 2.821% due 2/12/2026	4,210,391	4,310,561
	Solar Capital Ltd., 4.50% due 1/20/2023	12,000,000	11,789,491
[a,f]	SumitG Guaranteed Secured Obligation Issuer DAC, 2.251% due 11/2/2020	15,000,000	14,984,726
	TPG Specialty Lending, Inc., 4.50% due 1/22/2023	7,480,000	7,456,713
	Consumer Finance — 0.5%
[b]	Citibank N.A., 2.885% (LIBOR 3 Month + 0.35%) due 2/12/2021	5,750,000	5,748,612
	Wells Fargo Bank N.A., 3.625% due 10/22/2021	19,750,000	20,307,939
	Diversified Financial Services — 4.2%
	Barclays plc,
[a,b]	3.905% (LIBOR 3 Month + 0.88%) due 5/16/2024	17,500,000	17,242,134
[a,l]	4.61% (LIBOR 3 Month + 1.40%) due 2/15/2023	13,000,000	13,450,823
[a,f]	BNP Paribas S.A., 3.375% due 1/9/2025	3,000,000	3,052,336
[l]	Citigroup, Inc. 3.352% (LIBOR 3 Month+0.90%) due 4/24/2025	8,905,000	9,198,682
	Citigroup, Inc.,
	2.50% due 7/29/2019	2,925,000	2,925,297
	2.65% due 10/26/2020	4,890,000	4,907,211
	Credit Suisse Group Funding Guernsey Ltd. (Guaranty: Credit Suisse Group AG),
[a]	3.125% due 12/10/2020	10,000,000	10,077,356
[a]	3.80% due 9/15/2022	7,000,000	7,256,911

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Deutsche Bank AG,
[a,b]	3.407% (LIBOR 3 Month + 0.82%) due 1/22/2021	$ 8,650,000	$ 8,534,439
[a,b]	3.751% (LIBOR 3 Month + 1.23%) due 2/27/2023	17,100,000	16,484,229
[a]	5.00% due 2/14/2022	6,350,000	6,545,677
	Goldman Sachs Group, Inc.,
[b]	3.61% (LIBOR 3 Month + 1.20%) due 9/15/2020	7,930,000	8,006,080
[b]	3.612% (LIBOR 3 Month + 1.02%) due 10/23/2019	4,517,000	4,529,772
[b]	3.696% (LIBOR 3 Month + 1.11%) due 4/26/2022	10,931,000	11,022,080
	HSBC Holdings plc,
[a,l]	3.803% (LIBOR 3 Month + 1.21%) due 3/11/2025	7,000,000	7,293,373
[a,l]	4.292% (LIBOR 3 Month + 1.35%) due 9/12/2026	5,000,000	5,319,105
	JPMorgan Chase & Co.,
[b]	3.003% (LIBOR 3 Month + 0.55%) due 3/9/2021	6,440,000	6,449,342
[l]	3.797% (LIBOR 3 month + 1.76%) due 7/23/2024	3,983,000	4,177,196
[b]	4.00% (LIBOR 3 Month + 1.48%) due 3/1/2021	7,000,000	7,123,815
[a,l]	Mizuho Financial Group, Inc., 3.922% (LIBOR 3 Month + 1.00%) due 9/11/2024	10,850,000	11,361,447
	Morgan Stanley,
	2.80% due 6/16/2020	1,350,000	1,356,278
[b]	3.249% (SOFR + 0.83%) due 6/10/2022	4,675,000	4,680,563
	Private Export Funding Corp. (Guaranty: Export-Import Bank of the United States), Series KK, 3.55% due 1/15/2024	10,000,000	10,646,939
	Royal Bank of Scotland Group plc,
[a,b]	3.988% (LIBOR 3 Month + 1.47%) due 5/15/2023	1,952,000	1,945,963
[a,l]	4.269% (LIBOR 3 Month + 0.90%) due 3/22/2025	10,000,000	10,341,911
	Societe Generale S.A.,
[a,f]	3.875% due 3/28/2024	8,000,000	8,275,320
[a,f]	4.25% due 9/14/2023	12,000,000	12,625,845
	Synchrony Financial, 3.00% due 8/15/2019	1,064,000	1,064,159
	UBS AG,
[a]	2.375% due 8/14/2019	4,500,000	4,499,370
[a,b,f]	3.031% (LIBOR 3 Month + 0.58%) due 6/8/2020	5,000,000	5,019,390
[a,b,f]	UBS Group Funding Switzerland AG, 4.377% (LIBOR 3 Month + 1.78%) due 4/14/2021	5,800,000	5,939,997
	Insurance — 0.8%
	AIG Global Funding,
[f,i]	2.30% due 7/1/2022	5,795,000	5,795,933
[b,f]	2.80% (LIBOR 3 Month + 0.48%) due 7/2/2020	3,000,000	3,009,854
[b,f]	2.809% (LIBOR 3 Month + 0.46%) due 6/25/2021	9,910,000	9,947,044
	ALEX Alpha, LLC (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	2,282,608	2,250,864
[a,j]	Gate Capital Cayman One Ltd. (Guaranty: Export-Import Bank of the United States), 1.839% due 3/27/2021	2,957,096	2,947,978
	Helios Leasing I, LLC (Guaranty: Export-Import Bank of the United States), 1.562% due 9/28/2024	2,771,362	2,728,936
	Santa Rosa Leasing, LLC (Guaranty: Export-Import Bank of the United States),
	1.472% due 11/3/2024	7,717,608	7,591,055
	1.693% due 8/15/2024	2,733,624	2,701,558
	Union 13 Leasing, LLC (Guaranty: Export-Import Bank of the United States), 1.682% due 12/19/2024	7,240,028	7,153,941
	Mortgage Real Estate Investment Trusts — 0.4%
	Senior Housing Properties Trust, 4.75% due 2/15/2028	20,960,000	20,357,746
			430,962,546
	Energy — 2.7%
	Energy Equipment & Services — 0.2%
	Oceaneering International, Inc., 4.65% due 11/15/2024	10,000,000	9,800,000
[a,c,m,n]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	4,082,733	408,273
	Oil, Gas & Consumable Fuels — 2.5%
[b]	BP Capital Markets America, Inc., 3.069% (LIBOR 3 Month + 0.65%) due 9/19/2022	6,771,000	6,776,724
	Buckeye Partners L.P., 4.15% due 7/1/2023	7,000,000	6,800,367
[f]	Colorado Interstate Gas Co., LLC / Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	4,253,000	4,397,104
[f]	Enable Oklahoma Intrastate Transmission, LLC (Guaranty: Enable Midstream Partners L.P.), 6.25% due 3/15/2020	3,640,000	3,721,792
	Energen Corp., 4.625% due 9/1/2021	10,000,000	10,100,000
[k]	EQT Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	11,440,000	11,895,976
[f]	Florida Gas Transmission Co., LLC, 3.875% due 7/15/2022	10,435,000	10,725,149
[k]	Gulf South Pipeline Co. L.P., 4.00% due 6/15/2022	13,850,000	14,234,766
[a,f]	Harvest Operations Corp., 4.20% due 6/1/2023	4,000,000	4,236,680
	HollyFrontier Corp., 5.875% due 4/1/2026	2,650,000	2,902,214

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Midwest Connector Capital Co., LLC,
[f]	3.625% due 4/1/2022	$ 5,520,000	$ 5,655,911
[f]	3.90% due 4/1/2024	5,555,000	5,780,653
	NuStar Logistics L.P., 4.75% due 2/1/2022	5,000,000	5,025,000
[a]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50% due 1/23/2029	14,980,000	14,493,150
[a,f]	Sinopec Group Overseas Development 2018 Ltd., 3.75% due 9/12/2023	11,800,000	12,271,628
[f]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	17,624,000	18,020,169
			147,245,556
	Food & Staples Retailing — 0.3%
	Food & Staples Retailing — 0.3%
[a,f]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	15,850,000	15,881,237
			15,881,237
	Food, Beverage & Tobacco — 2.4%
	Beverages — 0.3%
[a,f]	Becle SAB de CV, 3.75% due 5/13/2025	13,750,000	13,777,441
	Food Products — 1.5%
	Conagra Brands, Inc.,
[b]	3.092% (LIBOR 3 Month + 0.50%) due 10/9/2020	14,850,000	14,816,014
	3.80% due 10/22/2021	6,892,000	7,084,011
	General Mills, Inc.,
	2.60% due 10/12/2022	7,850,000	7,881,394
[b]	3.141% (LIBOR 3 Month + 0.54%) due 4/16/2021	3,380,000	3,381,129
[b]	3.598% (LIBOR 3 Month + 1.01%) due 10/17/2023	6,475,000	6,538,611
	JM Smucker Co., 2.50% due 3/15/2020	10,494,000	10,491,522
	Kraft Heinz Foods Co. (Guaranty: Kraft Heinz Co.),
[b]	2.982% (LIBOR 3 Month + 0.42%) due 8/9/2019	14,925,000	14,927,713
[b]	3.115% (LIBOR 3 Month + 0.57%) due 2/10/2021	6,693,000	6,680,342
	Kraft Heinz Foods Co., 4.00% due 6/15/2023	7,257,000	7,603,411
	Mead Johnson Nutrition Co. (Guaranty: Reckitt Benckiser Group plc), 3.00% due 11/15/2020	1,900,000	1,917,166
[b]	Tyson Foods, Inc., 3.07% (LIBOR 3 Month + 0.55%) due 6/2/2020	2,850,000	2,852,859
	Tobacco — 0.6%
	Altria Group, Inc. (Guaranty: Philip Morris USA, Inc.), 2.625% due 1/14/2020	5,790,000	5,793,875
	Altria Group, Inc., 4.40% due 2/14/2026	3,683,000	3,940,995
	BAT Capital Corp.,
[b]	3.118% (LIBOR 3 Month + 0.59%) due 8/14/2020	7,370,000	7,387,767
[b]	3.398% (LIBOR 3 Month + 1.38%) due 8/15/2022	5,000,000	5,013,511
[a,f]	BAT International Finance plc, 3.95% due 6/15/2025	3,000,000	3,105,236
	Reynolds American, Inc., 6.875% due 5/1/2020	5,000,000	5,174,603
			128,367,600
	Healthcare Equipment & Services — 0.8%
	Health Care Providers & Services — 0.8%
	Anthem, Inc.,
	2.25% due 8/15/2019	10,000,000	9,996,300
	2.50% due 11/21/2020	7,905,000	7,920,741
	Catholic Health Initiatives, 2.95% due 11/1/2022	7,000,000	7,068,365
[b]	CVS Health Corp., 3.083% (LIBOR 3 Month + 0.63%) due 3/9/2020	7,786,000	7,804,893
	Express Scripts Holding Co., 2.60% due 11/30/2020	9,750,000	9,775,716
			42,566,015
	Household & Personal Products — 0.2%
	Household Products — 0.2%
	Church & Dwight Co., Inc.,
	2.45% due 8/1/2022	4,716,000	4,725,699
	2.875% due 10/1/2022	2,414,000	2,446,333
[a,f]	Kimberly-Clark de Mexico SAB de CV, 3.80% due 4/8/2024	3,000,000	3,005,016
			10,177,048
	Insurance — 4.9%
	Insurance — 4.9%
[f]	AIG Global Funding, 1.95% due 10/18/2019	3,000,000	2,995,348
[a,f]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	10,260,000	10,070,088

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Enstar Group Ltd.,
[a]	4.50% due 3/10/2022	$ 1,950,000	$ 1,997,397
[a]	4.95% due 6/1/2029	19,899,000	20,115,760
[a]	Fairfax Financial Holdings Ltd., 4.85% due 4/17/2028	15,970,000	16,838,241
	Guardian Life Global Funding,
[f]	2.90% due 5/6/2024	4,895,000	5,017,580
[f]	3.40% due 4/25/2023	6,918,000	7,166,231
	Horace Mann Educators Corp., 4.50% due 12/1/2025	4,800,000	5,010,195
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	4,690,000	4,924,456
	Jackson National Life Global Funding,
[f]	2.20% due 1/30/2020	8,000,000	7,993,897
[b,f]	2.931% (LIBOR 3 Month + 0.48%) due 6/11/2021	6,150,000	6,164,842
[f]	3.25% due 1/30/2024	10,000,000	10,299,915
	Kemper Corp., 4.35% due 2/15/2025	5,253,000	5,496,279
[a,f]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	11,000,000	11,537,240
[f]	MassMutual Global Funding II, 2.95% due 1/11/2025	25,000,000	25,545,536
	Mercury General Corp., 4.40% due 3/15/2027	11,000,000	11,275,768
[f]	Metropolitan Life Global Funding I, 3.45% due 10/9/2021	5,000,000	5,117,594
[b,f]	Metropolitan Life Global Funding, 2.99% (SOFR + 0.57%) due 9/7/2020	7,760,000	7,781,004
[a]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	5,000,000	5,197,928
[f]	Pricoa Global Funding, 3.45% due 9/1/2023	9,850,000	10,280,715
[f]	Principal Life Global Funding II (Guaranty: Principal Financial Group, Inc.), 2.375% due 9/11/2019	2,450,000	2,446,402
	Protective Life Global Funding,
[f]	2.615% due 8/22/2022	15,000,000	15,066,669
[b,f]	2.85% (LIBOR 3 Month + 0.52%) due 6/28/2021	17,000,000	17,060,010
[f]	3.104% due 4/15/2024	7,350,000	7,547,542
	Reinsurance Group of America, Inc. 3.90% due 5/15/2029	4,325,000	4,489,537
	Reliance Standard Life Global Funding II,
[f]	2.50% due 1/15/2020	15,000,000	14,993,093
[f]	3.05% due 1/20/2021	4,662,000	4,701,260
[f]	Reliance Standard Life Insurance Co., 3.85% due 9/19/2023	9,950,000	10,329,470
[f]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	8,077,416
			265,537,413
	Materials — 1.3%
	Chemicals — 1.0%
[b,f]	Chevron Phillips Chemical Co., LLC, 3.329% (LIBOR 3 Month + 0.75%) due 5/1/2020	29,900,000	29,971,388
	DowDuPont, Inc.
	3.766% due 11/15/2020	4,000,000	4,076,558
	4.205% due 11/15/2023	7,900,000	8,456,420
[f]	Incitec Pivot Finance, LLC (Guaranty: Incitec Pivot Ltd.), 6.00% due 12/10/2019	4,538,000	4,598,195
[a,f]	OCP S.A., 5.625% due 4/25/2024	8,555,000	9,204,667
	Metals & Mining — 0.3%
	AngloGold Ashanti Holdings plc (Guaranty: AngloGold Ashanti Ltd.),
[a]	5.125% due 8/1/2022	6,500,000	6,796,307
[a]	5.375% due 4/15/2020	8,100,000	8,251,875
			71,355,410
	Media & Entertainment — 0.2%
	Interactive Media & Services — 0.2%
[a]	Baidu, Inc., 3.875% due 9/29/2023	6,000,000	6,217,073
[a,f]	Tencent Holdings Ltd., 2.985% due 1/19/2023	6,450,000	6,501,664
			12,718,737
	Pharmaceuticals, Biotechnology & Life Sciences — 1.5%
	Biotechnology — 0.2%
	Celgene Corp.,
	2.75% due 2/15/2023	2,265,000	2,285,098
	3.25% due 2/20/2023	9,936,000	10,185,185
	Pharmaceuticals — 1.3%
	AbbVie, Inc., 3.75% due 11/14/2023	6,820,000	7,100,520
	Allergan Funding SCS,
[a]	3.45% due 3/15/2022	5,000,000	5,105,074
[a,b]	3.691% (LIBOR 3 Month + 1.26%) due 3/12/2020	5,000,000	5,031,916

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	AstraZeneca plc,
[a,b]	3.19% (LIBOR 3 Month + 0.67%) due 8/17/2023	$ 10,524,000	$ 10,487,931
[a]	3.50% due 8/17/2023	9,723,000	10,140,553
	Bayer US Finance II, LLC,
[b,f]	2.979% (LIBOR 3 Month + 0.63%) due 6/25/2021	9,500,000	9,436,211
[f]	4.25% due 12/15/2025	2,500,000	2,645,195
[a]	Shire Acquisitions Investments Ireland DAC, 2.40% due 9/23/2021	9,776,000	9,763,994
	Takeda Pharmaceutical Co. Ltd.,
[a,f]	4.00% due 11/26/2021	5,500,000	5,690,849
[a,f]	4.40% due 11/26/2023	3,750,000	4,017,980
	Zoetis, Inc., 3.45% due 11/13/2020	2,000,000	2,025,371
			83,915,877
	Real Estate — 1.2%
	Equity Real Estate Investment Trusts — 1.2%
	American Tower Corp., 3.375% due 5/15/2024	26,600,000	27,363,382
	Crown Castle International Corp., 3.20% due 9/1/2024	17,870,000	18,248,788
	Washington Real Estate Investment Trust, 4.95% due 10/1/2020	19,100,000	19,410,414
			65,022,584
	Retailing — 0.6%
	Internet & Direct Marketing Retail — 0.1%
	Booking Holdings, Inc., 2.75% due 3/15/2023	7,925,000	8,036,137
	Multiline Retail — 0.5%
[b]	Dollar Tree, Inc., 3.288% (LIBOR 3 Month + 0.70%) due 4/17/2020	6,185,000	6,185,713
	Family Dollar Stores, Inc., 5.00% due 2/1/2021	18,475,000	19,075,438
			33,297,288
	Semiconductors & Semiconductor Equipment — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.,
	2.375% due 1/15/2020	8,875,000	8,859,572
	3.625% due 1/15/2024	18,000,000	18,170,466
			27,030,038
	Software & Services — 1.4%
	Information Technology Services — 0.5%
	International Business Machines Corp., 3.30% due 5/15/2026	4,865,000	5,043,121
	Leidos Holdings, Inc. (Guaranty: Leidos, Inc.), 4.45% due 12/1/2020	2,000,000	2,035,880
	S&P Global, Inc. (Guaranty: Standard & Poor’s Financial Services, LLC), 3.30% due 8/14/2020	2,450,000	2,475,619
	Total System Services, Inc.,
	3.80% due 4/1/2021	3,000,000	3,055,506
	4.00% due 6/1/2023	14,735,000	15,384,090
	Interactive Media & Services — 0.1%
[a]	Baidu, Inc., 4.375% due 5/14/2024	6,376,000	6,756,840
	Software — 0.8%
	Autodesk, Inc., 3.125% due 6/15/2020	1,945,000	1,954,553
	Broadridge Financial Solutions, Inc., 3.95% due 9/1/2020	8,000,000	8,132,758
	CA, Inc., 3.60% due 8/1/2020 - 8/15/2022	16,905,000	17,043,809
	CDK Global, Inc., 3.80% due 10/15/2019	5,000,000	5,006,250
	VMware, Inc., 2.30% due 8/21/2020	7,925,000	7,903,682
			74,792,108
	Technology Hardware & Equipment — 1.8%
	Communications Equipment — 1.0%
	Juniper Networks, Inc., 3.30% due 6/15/2020	4,825,000	4,853,378
	Motorola Solutions, Inc., 4.60% due 2/23/2028 - 5/23/2029	25,172,000	26,380,693
[a]	Telefonaktiebolaget LM Ericsson, 4.125% due 5/15/2022	21,215,000	21,922,520
	Electronic Equipment, Instruments & Components — 0.5%
	Ingram Micro, Inc., 5.45% due 12/15/2024	5,596,000	5,719,213
	Tech Data Corp., 4.95% due 2/15/2027	6,000,000	6,279,097
	Trimble, Inc., 4.75% due 12/1/2024	17,000,000	17,873,788
	Office Electronics — 0.1%
	Lexmark International, Inc., 7.125% due 3/15/2020	5,375,000	5,274,219

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Technology Hardware, Storage & Peripherals — 0.2%
	Hewlett Packard Enterprise Co., 3.50% due 10/5/2021	$ 9,701,000	$ 9,932,525
			98,235,433
	Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
[b]	3.26% (LIBOR 3 Month + 0.93%) due 6/30/2020	4,950,000	4,984,652
[b]	3.616% (LIBOR 3 Month + 1.18%) due 6/12/2024	15,975,000	16,175,853
	7.85% due 1/15/2022	3,000,000	3,369,328
[a,f]	Deutsche Telekom International Finance B.V., 4.375% due 6/21/2028	16,800,000	18,306,370
	Qwest Corp., 6.75% due 12/1/2021	3,000,000	3,221,250
	Media — 0.1%
[b,f]	NBCUniversal Enterprise, Inc., 2.719% (LIBOR 3 Month + 0.40%) due 4/1/2021	7,800,000	7,816,402
	Wireless Telecommunication Services — 1.0%
	Sprint Communications, Inc., 9.25% due 4/15/2022	43,154,000	49,842,870
[a]	Vodafone Group plc, 4.125% due 5/30/2025	4,968,000	5,282,134
			108,998,859
	Transportation — 0.6%
	Air Freight & Logistics — 0.1%
	TTX Co.,
[f]	4.15% due 1/15/2024	6,000,000	6,231,327
[f]	5.453% due 1/2/2022	1,646,648	1,689,181
	Airlines — 0.2%
	American Airlines Pass Through Trust, Series 2013-2 Class A, 4.95% due 7/15/2024	3,820,390	4,005,680
	Northwest Airlines Pass Through Trust, Series 2007-1 Class A, 7.027% due 5/1/2021	3,252,873	3,297,437
	US Airways Pass Through Trust, Series 2010-1 Class A, 6.25% due 10/22/2024	3,632,738	3,953,872
	Diversified Consumer Services — 0.0%
	University of Chicago, Series 12-B, 3.065% due 10/1/2024	1,022,000	1,034,838
	Road & Rail — 0.3%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.,
[f]	3.65% due 7/29/2021	4,950,000	5,061,783
[f]	4.125% due 8/1/2023	9,000,000	9,464,549
			34,738,667
	Utilities — 7.1%
	Electric Utilities — 6.1%
[f]	Alliant Energy Finance, LLC, 3.75% due 6/15/2023	11,865,000	12,322,209
	Appalachian Power Co., 3.40% due 6/1/2025	7,000,000	7,258,819
	Avangrid, Inc.,
	3.15% due 12/1/2024	8,870,000	9,044,066
	3.80% due 6/1/2029	7,940,000	8,309,451
	CenterPoint Energy, Inc. 3.60% due 11/1/2021	8,901,000	9,143,961
[b]	Consolidated Edison Co. of New York, Inc., Series C, 2.749% (LIBOR 3 Month + 0.40%) due 6/25/2021	19,496,000	19,544,805
	Duke Energy Florida Project Finance, LLC, Series 2018, 1.196% due 3/1/2022	4,640,627	4,598,298
	Edison International, 2.40% due 9/15/2022	4,900,000	4,667,268
[a,f]	Electricite de France S.A., 4.60% due 1/27/2020	5,955,000	6,028,671
[a,f]	Enel Finance International N.V., 4.625% due 9/14/2025	25,000,000	26,836,749
	Entergy Louisiana, LLC, 4.80% due 5/1/2021	4,300,000	4,446,293
	Entergy Mississippi, Inc., 3.25% due 12/1/2027	4,727,000	4,789,357
	Entergy Texas, Inc., 3.45% due 12/1/2027	12,000,000	12,186,594
	Eversource Energy 3.80% due 12/1/2023	12,395,000	13,078,509
	Exelon Corp., 2.85% due 6/15/2020	2,950,000	2,959,344
[f]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	18,892,000	20,286,578
[f]	Metropolitan Edison Co. 4.30% due 1/15/2029	3,970,000	4,327,984
[f]	Midland Cogeneration Venture L.P., 6.00% due 3/15/2025	4,823,440	4,872,545
[b]	Mississippi Power Co., 2.961% (LIBOR 3 Month + 0.65%) due 3/27/2020	7,971,000	7,972,957
[f]	Monongahela Power Co., 4.10% due 4/15/2024	12,500,000	13,337,425
	NextEra Energy Capital Holdings, Inc., 3.342% due 9/1/2020	9,742,000	9,852,875
[f]	Niagara Mohawk Power Corp., 4.881% due 8/15/2019	10,000,000	10,026,202
	Northern States Power Co., 3.30% due 6/15/2024	10,000,000	10,343,852
	PNM Resources, Inc., 3.25% due 3/9/2021	7,784,000	7,859,052
	Public Service Co. of New Mexico, 5.35% due 10/1/2021	3,000,000	3,145,343

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[f]	Rochester Gas & Electric Corp., 5.90% due 7/15/2019	$ 11,732,000	$ 11,743,347
	San Diego Gas & Electric Co., 3.60% due 9/1/2023	4,212,000	4,375,781
	SCANA Corp., 4.125% due 2/1/2022	3,937,000	4,021,697
[b]	Sempra Energy, 2.847% (LIBOR 3 Month + 0.25%) due 7/15/2019	16,800,000	16,800,397
	Southern Co., 3.25% due 7/1/2026	8,075,000	8,200,867
	Southern Power Co.,
[b,f]	2.937% (LIBOR 3 Month + 0.55%) due 12/20/2020	1,875,000	1,875,026
	Series 15B, 2.375% due 6/1/2020	9,793,000	9,776,734
[a,f]	State Grid Overseas Investment (2016) Ltd. (Guaranty: State Grid Corp. of China), 2.25% due 5/4/2020	10,000,000	9,984,100
	Toledo Edison Co., 7.25% due 5/1/2020	167,000	172,239
[a,f]	Transelec S.A., 4.25% due 1/14/2025	6,000,000	6,238,560
	UIL Holdings Corp., 4.625% due 10/1/2020	13,335,000	13,658,019
	WEC Energy Group, Inc.,
	3.10% due 3/8/2022	4,791,000	4,869,929
	3.375% due 6/15/2021	4,660,000	4,751,449
	Gas Utilities — 1.0%
	Dominion Energy Gas Holdings, LLC, 2.80% due 11/15/2020	5,225,000	5,249,233
	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	3,900,000	3,896,788
[f]	SEMCO Energy, Inc., 5.15% due 4/21/2020	3,000,000	3,061,980
	Southern Co. Gas Capital Corp., 3.50% due 9/15/2021	9,925,000	10,150,720
	Spire, Inc., 2.55% due 8/15/2019	2,350,000	2,345,991
	WGL Holdings, Inc.,
[b]	2.925% (LIBOR 3 Month + 0.40%) due 11/29/2019	13,883,000	13,871,731
[b]	2.986% (LIBOR 3 Month + 0.55%) due 3/12/2020	12,318,000	12,285,427
			384,569,222
	Total Corporate Bonds (Cost $2,335,625,794)		2,378,120,700
	Loan Participations — 0.3%
	Utilities — 0.3%
	Electric Utilities — 0.3%
[o]	Pacific Gas & Electric Co., 4.69% (LIBOR 3 month + 2.25%) due 12/31/2020	14,250,000	14,285,625
			14,285,625
	Total Loan Participations (Cost $14,190,390)		14,285,625
	Municipal Bonds — 1.8%
	Brentwood Infrastructure Financing Authority ETM, Series A, 6.16% due 10/1/2019	730,000	736,877
	California School Finance Authority (LOC City National Bank), 5.041% due 7/1/2020	4,000,000	4,094,640
	Camden County Improvement Authority, 5.62% due 7/1/2019	3,025,000	3,025,000
	Colorado Educational & Cultural Facilities Authority,
	Series B Class B,
	2.244% due 3/1/2021	450,000	451,616
	2.474% due 3/1/2022	600,000	605,820
	Series B, 2.691% due 3/1/2023	580,000	591,258
	Connecticut Housing Finance Authority, Series D, 5.071% due 11/15/2019	285,000	288,092
	Denver City & County School District No. 1 COP, Series B, 2.018% due 12/15/2019	3,000,000	2,998,080
	Fort Collins Electric Utility Enterprise Revenue ETM, Series B-Qualified Energy, 4.92% due 12/1/2020	2,250,000	2,307,060
	Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020	3,350,000	3,476,261
	Municipal Improvement Corp. of Los Angeles (Build America-BDS-Recovery Zone), Series B, 6.165% due 11/1/2020	11,885,000	12,300,500
	New York City Transitional Finance Authority Future Tax Secured Revenue (Build America Bonds), 4.075% due 11/1/2020	2,500,000	2,569,075
[k]	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	29,675,000	29,972,937
[j]	Oklahoma Development Finance Authority, 8.00% due 5/1/2020	410,000	416,207
	Orleans Parish Parishwide School District (Insured AGM) GO, Series B, 4.40% due 2/1/2021	10,000,000	10,314,700
	Redlands Redevelopment Agency Successor Agency (Insured AMBAC) ETM, Series A, 5.818% due 8/1/2022	810,000	859,831
	Rutgers The State University of New Jersey, Series K, 3.028% due 5/1/2021	1,500,000	1,520,205
	San Bernardino County Redevelopment Agency Successor Agency, Series A, 7.135% due 9/1/2020	560,000	575,708
	San Francisco City & County Redevelopment Financing Authority ETM, 8.00% due 8/1/2019	2,650,000	2,662,376
	San Francisco City & County Redevelopment Financing Authority, 8.00% due 8/1/2019	270,000	271,196
	State of Connecticut GO,
	Series A,
	3.471% due 9/15/2022	4,695,000	4,831,953
	4.00% due 9/15/2021	3,980,000	4,107,320
	Tampa-Hillsborough County Expressway Authority,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series C,
	2.49% due 7/1/2019	$ 2,500,000	$ 2,500,000
	2.84% due 7/1/2020	1,750,000	1,754,428
	Wallenpaupack Area School District (State Aid Withholding) GO,
	Series B,
	3.80% due 9/1/2019	3,000,000	3,006,240
	4.00% due 9/1/2020	2,750,000	2,808,987
	Total Municipal Bonds (Cost $97,349,412)		99,046,367
	Short-Term Investments — 11.3%
[f]	Archer Daniels Midla, 2.33% due 7/2/2019	5,000,000	4,999,676
	Arizona Public Service Co.
	1.838% due 7/1/2019	13,500,000	13,500,000
	2.153% due 7/2/2019	10,000,000	9,999,317
	2.46% due 7/3/2019	1,500,000	1,499,795
	Bank of New York Tri-Party Repurchase Agreement 2.56% dated 6/28/2019 due 7/1/2019, repurchase price $129,027,520 collateralized by 54 corporate debt securities, having an average coupon of 3.55%, a minimum credit rating of BBB-, maturity dates from 7/1/2019 to 6/1/2065, and having an aggregate market value of $139,320,000 at 6/30/2019	129,000,000	129,000,000
[f]	Bridgestone Americas, Inc. 2.33% due 7/1/2019	21,000,000	21,000,000
[f]	Cintas Corp., 2.54% due 7/1/2019	15,200,000	15,200,000
[f]	Cintas Executive, 2.50% due 7/3/2019	9,800,000	9,798,639
[f]	Cme Group, Inc., 2.36% due 7/2/2019	25,000,000	24,998,361
[f]	Consolidated Ed Co.N, 2.45% due 7/2/2019	25,000,000	24,998,299
[a,f]	Diageo Capital Plc, 2.50% due 7/8/2019	25,000,000	24,987,847
[a,f]	Electricite de France S.A., 2.50% due 7/8/2019	25,000,000	24,987,847
	Federal Home Loan Bank Discount Notes
	2.05% due 7/1/2019	50,000,000	50,000,000
	2.15% due 7/12/2019	4,900,000	4,896,769
	2.20% due 7/3/2019	2,464,000	2,463,696
	2.22% due 7/10/2019	9,400,000	9,394,783
	Florida Pwr & Lgt Co. 2.41% due 7/19/2019	3,483,000	3,478,803
[a]	IADB Discount Notes 2.24% due 7/26/2019	14,527,000	14,504,403
[f]	Kansas City Pwr & Lt 2.55% due 7/1/2019	10,600,000	10,600,000
[f]	Kcp&L Greater Missouri Operations, 2.49% due 7/1/2019	14,400,000	14,400,000
	Louisville Gas & Electric Co.
[f]	2.47% due 7/1/2019	6,000,000	6,000,000
[f]	2.48% due 7/1/2019	1,000,000	1,000,000
[f]	2.50% due 7/2/2019	15,000,000	14,998,958
[f]	2.52% due 7/11/2019	1,900,000	1,898,670
	Northern Il Gas Corp., 2.44% due 7/12/2019	25,000,000	24,981,361
	Nstar Elec Co., 2.37% due 7/2/2019	25,000,000	24,998,354
	Snap-On Incorporated
[f]	2.44% due 7/3/2019	20,000,000	19,997,289
[f]	2.47% due 7/11/2019	2,000,000	1,998,628
[f]	Snap-on, Inc., 2.40% due 7/1/2019	3,000,000	3,000,000
[f]	United Parcel Service, Inc., 2.05% due 7/8/2019	25,000,000	24,990,035
	United States Treasury Bill
	2.008% due 7/9/2019	11,347,000	11,341,938
	2.08% due 7/9/2019	16,000,000	15,992,604
	2.10% due 7/1/2019	50,000,000	50,000,000
	Wisconsin Gas Co., 2.40% due 7/10/2019	1,277,000	1,276,234
	Total Short-Term Investments (Cost $617,182,306)		617,182,306
	Total Investments — 100.6% (Cost $5,398,667,459)		$5,475,757,741
	Liabilities Net of Other Assets — (0.6)%		(33,834,116)
	Net Assets — 100.0%		$5,441,923,625

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2019.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and illiquid. As of June 30, 2019, the aggregate value of these securities in the Fund’s portfolio was $8,765,923, representing 0.16% of the Fund’s net assets. Additional information is as follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2023	4/16/2014	$ 3,997,416	$ 408,273	0.0%
Bermuda Government International Bond, 4.138%, 1/03/2023	6/26/2012	4,000,000	4,161,250	0.1
Northwind Holdings, LLC, 3.30%, 12/01/2037	1/29/2010	852,564	947,100	0.0
U.S. Department of Transportation, 6.001%, 12/07/2031	12/16/2011	3,161,541	3,249,300	0.1

d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
e	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2019.
f	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the aggregate value of these securities in the Fund’s portfolio was $2,053,610,780, representing 37.74% of the Fund’s net assets.
g	Variable rate coupon, rate shown as of June 30, 2019
h	Interest Only
i	When-issued security.
j	Illiquid security.
k	Segregated as collateral for a when-issued security.
l	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
m	Bond in default.
n	Non-income producing.
o	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2019.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CHL	Denominated in Chilean Peso
CMO	Collateralized Mortgage Obligation
COP	Certificates of Participation
ETM	Escrowed to Maturity
FDIC	Federal Deposit Insurance Corporation
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
IO	Interest Only Security
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MTN	Medium-Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SPV	Special Purpose Vehicle
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2019. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$ 498,463,920	$ 498,463,920	$ —	$ —
U.S. Government Agencies	59,625,374	—	56,376,074	3,249,300
Other Government	35,989,173	—	35,989,173	—
Mortgage Backed	892,585,168	—	885,085,757	7,499,411
Asset Backed Securities	880,459,108	—	850,714,972	29,744,136
Corporate Bonds	2,378,120,700	—	2,378,120,700	—
Loan Participations	14,285,625	—	14,285,625	—
Municipal Bonds	99,046,367	—	99,046,367	—
Short-Term Investments	617,182,306	—	617,182,306	—
Total Investments in Securities	$5,475,757,741	$498,463,920	$4,936,800,974	$40,492,847(a)
Total Assets	$5,475,757,741	$498,463,920	$4,936,800,974	$40,492,847

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2019 is not presented.
During the period ended June 30, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.